1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Notes to Financial Statements
Beginning balance	$ 731,910	$ 479,873
Accruals for warranties during the period	167,901	404,096
Settlements during the perioid	(480,683)	(95,543)
Adjustments relating to preexisting warranties	(242,161)	(247,237)
Ending balance	$ 176,967	$ 731,910